Note 11. Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31	(in $000's)
2013	$662
2014	$684
2015	$651
2016	$222
2017	$0
Thereafter	$0
$2,219